Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Goodwill [Line Items]
Beginning Balance	$ 84,843		$ 81,276
Segment reallocation	84,843	[1]
Acquired through acquisitions	162,777	[2]	3,873	[2]
Effects of foreign currency rate changes	(2,251)		(306)
Ending Balance	245,369		84,843
Consumer
Goodwill [Line Items]
Segment reallocation	67,874	[1]
Acquired through acquisitions	149,852	[2]
Effects of foreign currency rate changes	(823)
Ending Balance	216,903
SMB
Goodwill [Line Items]
Segment reallocation	16,969	[1]
Acquired through acquisitions	12,925	[2]
Effects of foreign currency rate changes	(1,429)
Ending Balance	$ 28,465

[1]	In January 2014, changes in the way the CODM manages and evaluates our operations resulted in a change in operating segments from one segment to two segments. Upon the change in segments, goodwill was allocated to the operating segments based on their relative fair value.
[2]	See Note 3 for acquisitions completed in financial years 2013 and 2014.